Guarantees, Commitments, and Contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The minimum rental payments under operating leases as of December 31, 2021 were as follows:

Amount
(in thousands)
Year Ending December 31,
2022	$6,975
2023	6,853
2024	6,648
2025	6,403
2026	6,448
Thereafter	22,631
Total	$55,958

Recorded Unconditional Purchase Obligations	As of December 31, 2021, we had outstanding non-cancelable purchase obligations with a term of 12 months or longer as follows:

Amount
(in thousands)
Year Ending December 31,
2022	$1,298
2023	524
2024	202
2025	25
Total	$2,049